Total
Nuveen Quant Small/Mid Cap Equity Fund
Nuveen Quant Small/Mid Cap Equity Fund
Investment objective
The Fund seeks a favorable long-term total return, mainly through capital appreciation.
Fees and expenses

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 127 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Nuveen Quant Small/Mid Cap Equity Fund - USD ($)	Class R6	Class I	Premier Class	Retirement Class	Class A	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	5.75%	none
Maximum deferred sales charge (load)	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none	none
Annual low balance account fee (for accounts under $1,000)	none	none	none	none	$ 15.00	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Quant Small/Mid Cap Equity Fund		Class R6	Class I	Premier Class	Retirement Class	Class A	Class W
Management fees		0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution (Rule 12b-1) fees		none	none	0.15%	none	0.25%	none
Other expenses		0.03%	0.15%	0.05%	0.28%	0.10%	0.03%
Total annual Fund operating expenses		0.47%	0.59%	0.64%	0.72%	0.79%	0.47%
Waivers and expense reimbursements	[1]	none	none	none	none	none	(0.47%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.47%	0.59%	0.64%	0.72%	0.79%	none
[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.53% of average daily net assets for Class R6 shares; (ii) 0.68% of average daily net assets for Class I shares; (iii) 0.68% of average daily net assets for Premier Class shares; (iv) 0.78% of average daily net assets for Retirement Class shares; (v) 0.88% of average daily net assets for Class A shares; and (vi) 0.53% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2025, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nuveen Quant Small/Mid Cap Equity Fund - USD ($)	Class R6	Class I	Premier Class	Retirement Class	Class A	Class W
1 Year	$ 48	$ 60	$ 65	$ 74	$ 651	none
3 Years	151	189	205	230	813	none
5 Years	263	329	357	401	989	none
10 Years	$ 591	$ 738	$ 798	$ 894	$ 1,497	none

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in small-cap and mid-cap equity securities. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes have favorable prospects for significant long-term capital appreciation potential. A “small-cap” or “mid-cap” equity security is a security within the capitalization range of the companies included in the Fund’s benchmark index, the Russell 2500™ Index, at the time of purchase. As of December 31, 2023, the Russell 2500 Index had a mean market capitalization of $7.0 billion and a median market capitalization of $1.5 billion. The Fund invests primarily in equity securities of small- to mid-sized companies across a wide range of sectors, growth rates and valuations. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to add incremental return over its stated benchmark index, while also managing the relative risk of the Fund versus its benchmark index. Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques, based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations of the stocks in the universe and trading costs. The Fund may purchase foreign equity securities, denominated in U.S. dollars or in non-U.S. dollar currencies, and equity securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus its benchmark index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

Principal investment risks
Risk Table - Nuveen Quant Small/Mid Cap Equity Fund	Risk [Text Block]
Risk Lose Money [Member]	You could lose money over short or long periods by investing in this Fund.
Market Risk

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares and adversely affect the Fund and its investments. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. The Fund currently invests a significant portion of its assets in companies in the industrials sector, although this may change over time.

Issuer Risk (often called Financial Risk)

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

Small-Cap Risk

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies often have lower overall liquidity than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Advisors deems it appropriate.

Mid-Cap Risk

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies.

Active Management Risk

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives and may not produce expected returns.

Quantitative Analysis Risk

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole and the risk that such quantitative analysis and modeling may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions and may rely on inaccurate data inputs, which may result in losses to the Fund.

Illiquid Investments Risk	• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.
Special Situation Risk

• Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

Foreign Investment Risk

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments as well as armed conflicts and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other restrictions by the United States or other governments may also negatively impact the Fund’s investments. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Fund’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other measures that may be imposed could vary broadly in scope, and their impact is impossible to predict.

Currency Risk

• Currency Risk—The risk that foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivative instruments that provide exposure to foreign currencies.

Derivatives Risk

• Derivatives Risk—The risks associated with investing in derivatives and other similar instruments (referred to collectively as “derivatives”) may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, and include leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. The Fund may use more complex derivatives that might be particularly susceptible to liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year since inception of Class R6. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier, Retirement, Class A and Class W classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2023, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or by calling 800-257-8787.

ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Quant Small/Mid Cap Equity Fund

Best quarter: 27.30%, for the quarter ended June 30, 2020. Worst quarter: -31.11%, for the quarter ended March 31, 2020.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2023
Average Annual Total Returns - Nuveen Quant Small/Mid Cap Equity Fund	Label	1 Year	5 Years	Since Inception		Inception Date
Class R6		20.95%	15.01%	12.53%		Aug. 05, 2016
Class R6 | After Taxes on Distributions		20.17%	12.71%	10.20%
Class R6 | After Taxes on Distributions and Sales		12.84%	11.50%	9.43%
Class I		20.81%	14.89%	12.46%		Aug. 05, 2016
Premier Class		20.67%	14.80%	12.34%		Aug. 05, 2016
Retirement Class		20.65%	14.72%	12.24%		Aug. 05, 2016
Class A		13.51%	13.24%	11.22%		Aug. 05, 2016	[1]
Class W		21.45%	15.55%	12.91%	[2]	Sep. 28, 2018
Russell 2500™ Index	Russell 2500™ Index	17.42%	11.67%	9.48%	[3]
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
[2]

The performance shown for Class W that is prior to its inception date is based on performance of the Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class W has different expenses than the Class R6.

[3]	Performance is calculated from the inception date of the Class R6.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.